Cost of Revenue - Summary of Cost of Revenue (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cost of Revenue [Abstract]
Cost of vehicle	¥ 619,227,148	$ 94,900,712	¥ 11,176,116	¥ 6,596,813
Leasing interest expense	132,322,922	20,279,375	116,965,519	21,223,412
Commission to car dealerships	117,985,878	18,082,127	158,100,562	203,845,998
Staff incentive	84,046,881	12,880,748	98,173,090	71,538,976
Staff cost	73,975,397	11,337,226	72,999,170	59,630,520
Others	70,562,523	10,814,180	81,852,960	67,223,318
Cost of revenue	¥ 1,098,120,749	$ 168,294,368	¥ 539,267,417	¥ 430,059,037